Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Estimated remaining useful lives of the components of depreciable assets, categorized by asset class, are as follows:

Hydro generation	2-50 years
Wind and Solar generation	2-30 years
Gas generation	2-35 years
Energy Transition	1-10 years
Capital spares and other	2-50 years
The Company recognized the following asset impairment charges (reversals):

For year ended Dec. 31	2022	2021	2020
Segments:
Hydro	21	5	2
Wind and Solar	43	12	—
Gas	—	5	—
Energy Transition	—	540	82
Corporate	(2)	27	—
Changes in decommissioning and restoration provisions on retired assets(1)	(53)	32	—
Intangible asset impairment charges - coal rights(2)	—	17	—
Project development costs(3)	—	10	—
Asset impairment charges	9	648	84
(1)    Changes relate to changes in discount rates and cash flow revisions on retired assets in 2022 and cash flow revisions on retired assets in 2021. Refer to Note 24 for further details.
(2)    Impaired to nil in 2021, as no future coal will be extracted from this area of the mine.
(3)    During 2021, the Company recorded an impairment charge of $9 million in the Hydro segment for the balance of project development costs at one of our hydro facilities as there is uncertainty on timing of when the project will proceed and $1 million related to projects that are no longer proceeding.
A reconciliation of the changes in the carrying amount of PP&E is as follows:

	Assets under construction	Land	Hydro(1)	Wind and Solar(1)	Gas generation	Energy Transition	Capital spares and other(2)	Total
Cost
As at Dec. 31, 2020	495	96	846	2,746	3,935	4,901	379	13,398
Additions(3)	477	—	—	—	—	—	2	479
Additions from development projects	1	—	—	—	—	—	—	1
Acquisitions (Note 4)	—	—	—	146	—	—	—	146
Disposals	(2)	(1)	—	—	(2)	(74)	—	(79)
Impairment charges (Note 7)(4)	(91)	—	(3)	(12)	(2)	(468)	(13)	(589)
Revisions/additions to decommissioning and restoration costs (Note 24)	—	—	1	128	6	—	—	135
Retirement of assets	—	—	(4)	(11)	(57)	(49)	—	(121)
Change in foreign exchange rates	—	—	—	3	(25)	2	(7)	(27)
Transfers (to) from assets held for sale (Note 18)	(25)	—	—	—	—	31	—	6
Transfers in (out) of PP&E(5)	5	—	—	(4)	(5)	46	—	42
Transfer of assets upon commissioning	(676)	1	27	280	237	124	5	(2)
As at Dec. 31, 2021	184	96	867	3,276	4,087	4,513	366	13,389
Additions (3)	891	—	—	—	—	—	6	897
Additions from development projects	17	—	—	—	—	—	12	29
Disposals	—	(3)	—	—	(1)	(216)	—	(220)
Impairment (charges) reversals (Note 7)(4)	2	—	(21)	(43)	—	—	—	(62)
Revisions/additions to decommissioning and restoration costs (Note 24)	—	—	(15)	(59)	(12)	10	2	(74)
Retirement of assets	—	—	(9)	(9)	(12)	(7)	(2)	(39)
Change in foreign exchange rates	13	—	—	45	(4)	97	2	153
Transfers to assets held for sale (Note 18)	(22)	—	(9)	—	—	—	—	(31)
Transfers in (out) of PPE(5)	16	—	—	(22)	437	(442)	(13)	(24)
Transfer of assets upon commissioning	(138)	—	27	45	35	19	6	(6)
As at Dec. 31, 2022	963	93	840	3,233	4,530	3,974	379	14,012
Accumulated depreciation
As at Dec. 31, 2020	—	—	447	969	2,058	3,933	169	7,576
Depreciation	—	—	24	130	184	264	12	614
Retirement of assets	—	—	(3)	(6)	(55)	(48)	—	(112)
Disposals	—	—	—	—	(1)	(72)	—	(73)
Change in foreign exchange rates	—	—	—	—	(8)	2	(1)	(7)
Transfers to assets held for sale (Note 18)	—	—	—	—	—	31	—	31
Transfers from right-of-use assets	—	—	—	—	—	40	—	40
As at Dec. 31, 2021	—	—	468	1,093	2,178	4,150	180	8,069
Depreciation	—	—	21	130	308	63	16	538
Retirement of assets	—	—	(8)	(6)	(10)	(7)	(2)	(33)
Disposals	—	—	—	—	(1)	(211)	—	(212)
Change in foreign exchange rates	—	—	—	11	2	89	—	102
Transfers to assets held for sale (Note 18)	—	—	(3)	—	—	—	—	(3)
Transfers in (out) of PP&E(5)	—	—	—	—	335	(340)	—	(5)
As at Dec. 31, 2022	—	—	478	1,228	2,812	3,744	194	8,456
Carrying amount
As at Dec. 31, 2020	495	96	399	1,777	1,877	968	210	5,822
As at Dec. 31, 2021	184	96	399	2,183	1,909	363	186	5,320
As at Dec. 31, 2022	963	93	362	2,005	1,718	230	185	5,556
(1)    The renewable generation that was previously disclosed has been separated by segment.
(2)    Includes major spare parts and stand-by equipment available, but not in service, and spare parts used for routine, preventive or planned maintenance.
(3)    In 2022, the Company capitalized $16 million (2021 – $14 million) of interest to PP&E in at a weighted average rate of 6.0 per cent (2021 – 6.0 per cent).
(4)    The 2021 impairment charges, net of reversals exclude the changes in decommissioning and restoration provisions on assets.
(5)    Includes transfers between PP&E classifications, net of accumulated depreciation.